Trade Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable and Other Current Assets
Trade Accounts Receivable and Other Current Assets

12) Trade Accounts Receivable and Other Current Assets

(a) Trade Accounts Receivable

Trade accounts receivable are presented as part of Other current assets, see Note 12(b)—Other Current Assets. Trade accounts receivable are presented net of provisions for expected credit loss. As of December 31, 2025 and 2024, there was no provision for expected credit loss.

(b) Other Current Assets

Other current assets consist of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Trade receivables	$3,694	$6,251
Trade receivables due from KNOT and affiliates (see Note 19 (d))	1	804
Insurance claims for recoveries (refer to note 5 )	16	3,877
Refund of value added tax	1,606	1,337
Prepaid expenses	1,537	1,505
EU ETS current receivables	6,597	—
Other receivables	1,741	1,019
Total other current assets	$15,192	$14,793